Subsequent Events (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 05, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Escrow account		$ 653,278		$ 653,278
Placement fees and expenses		$ 225,875	$ 124,769	$ 637,042	$ 299,569
Subsequent Event [Member]
Escrow account	$ 653,278
Placement fees and expenses	539,662
Amount reduced in placement fees and expenses	$ 113,616